IMPAIRMENT OF ASSETS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Reversal of impairment loss recognized in profit or loss	$ (11,502)	$ (7,248)	$ (6,886)
Cash-generating units [member]
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Opening balance	367,507	403,530
Impairment loss recognized in profit or loss	4,828	15,684
Reversal of impairment loss recognized in profit or loss	(69,004)	(38,087)
Increase (decrease) in foreign exchange	5,309	(13,620)
Closing balance	$ 308,640	$ 367,507	$ 403,530